FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair Value Measurements on a Recurring Basis
The following tables summarize the basis used to measure certain assets and liabilities at fair value on a recurring basis:

Basis of Fair Value Measurements on a Recurring Basis of Significant Other Observable Inputs (Level 2)	December 31, 2024	December 31, 2023
In millions
Assets at fair value:
Cash equivalents [1]	$314	$364
Derivatives relating to: [2]
Net investment hedge	137	96
Foreign currency contracts [3]	23	37
Total assets at fair value	$474	$497
Liabilities at fair value:
Derivatives relating to: [2]
Interest rate swap agreements	206	59
Foreign currency contracts [3]	23	34
Total liabilities at fair value	$229	$93
1.Time deposits included in "Cash and cash equivalents" in the Consolidated Balance Sheets are held at amortized cost, which approximates fair value. "Restricted cash and cash equivalents" and "Restricted cash and cash equivalents - noncurrent" in the Consolidated Balance Sheets at December 31, 2024 included $42 million of money market funds representing Level 1 fair value measurement investments which are held at amortized cost. "Cash and cash equivalents" and "Restricted cash and cash equivalents" in the Consolidated Balance Sheets at December 31, 2023, included $50 million of money market funds and $405 million deposited within a qualified settlement fund consisting of treasury bills, respectively, representing Level 1 fair value measurement investment, also held at amortized cost.
2.See Note 21 for the classification of derivatives in the Consolidated Balance Sheets.
3.Assets and liability derivatives subject to an enforceable master netting arrangement with the same counterparty are presented on a net basis in the Consolidated Balance Sheets. The offsetting counterparty and cash collateral amounts were $15 million and zero, respectively, for both assets and liabilities as of December 31, 2024. The offsetting counterparty and cash collateral amounts were $11 million and zero, respectively, for both assets and liabilities as of December 31, 2023.

As part of the Donatelle Plastics Acquisition, the purchase agreement includes annual contingent earn-out payments based upon customer specific revenue generated through December 31, 2029, with total accumulated earn-out payments of up to $85 million. The contingent earn-out liability was established using a Monte Carlo simulation and the significant assumption used is the estimated likelihood the customer specific revenue is earned. The contingent earn-out liability estimate represents a recurring fair value measurement with significant unobservable inputs. The fair value of the contingent earn-out liability is sensitive to changes in the interest rates, discount rates and the timing of the future payments, which are based upon estimates of future achievement of the customer specific revenue. Changes in the fair values of the contingent earn-out liability will be recognized in Sundry income/expense, net in the Consolidated Statements of Operations. The fair value of the contingent earn-out liability is reflected in “Accrued expenses and other liabilities” on the Consolidated Balance Sheets. See Note 3 for additional information.

Basis of Fair Value Measurements on a Recurring Basis of Significant Unobservable Inputs (Level 3)	December 31, 2024	December 31, 2023
In millions
Liabilities at fair value:
Contingent earn-out liabilities	$40	$—
Total liabilities at fair value	$40	$—

For assets and liabilities classified as Level 2 measurements, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability, or by using observable market data points of similar, more liquid securities to imply the price. For time deposits classified as held-to-maturity investments and reported at amortized cost, fair value is based on an observable interest rate for similar securities.
Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance and quality checks.

For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatility obtained from various market sources. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance/quality checks.

For all other assets and liabilities for which observable inputs are used, fair value is derived through the use of fair value models, such as a discounted cash flow model or other standard pricing models.

There were no transfers between Levels 1 and 2 during the years ended December 31, 2024 and December 31, 2023.

Fair Value Measurements on a Nonrecurring Basis
The following table summarizes the basis used to measure certain assets at fair value on a nonrecurring basis:

Basis of Fair Value Measurements on a Nonrecurring Basis [1]	Significant Other Unobservable Inputs (Level 3)	Total Losses
In millions
At December 31, 2023
Assets at fair value:
Goodwill	$4,814	$(804)
At December 31, 2022
Assets at fair value:
Long-lived assets, intangible assets, and other assets	$55	$(94)
1.The Company did not incur any losses associated with fair value measurements on a nonrecurring basis for the year ended December 31, 2024.

2023 Fair Value Measurements on a Nonrecurring Basis
During the fourth quarter of 2023, the Company recorded an impairment charge related to goodwill within IndustrialsCo. The impairment analysis was performed using Level 3 inputs within the fair value hierarchy. See Note 14 for further discussion.

2022 Fair Value Measurements on a Nonrecurring Basis
During the first quarter of 2022, the Company recorded an impairment charge related to equity method investments within ElectronicsCo. The impairment analysis was performed using Level 3 inputs within the fair value hierarchy. See Note 6 for further discussion.